PROVISIONS - Change in Decommissioning Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 726	$ 314
Acquisitions through business combinations	0	221
Disposals(1)	(278)	(1)
Accretion	20	11
Changes in estimates	(88)	169
Foreign exchange and other	9	12
Balance, end of the year	389	$ 726
Disposals, Other Provisions, Value Transferred To Non-Controlling Interests	$ 239